Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent events

Note 17 – Subsequent events

The Company has evaluated events subsequent to the balance sheet date of December 31, 2023 through May 13, 2024, the issuance of the consolidated financial statement and did not identify any other subsequent events with material financial impact on the Company’s consolidated financial statements.